Financial Instruments and Risk Management - Summary of Fair Value of Derivative Hedge Instrument (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets		R$ 16,279	R$ 16,866
CVA and Other financial components (Note 15) - SELIC		18,120	R$ 19,556
Ceming GT [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument		1,150
Swap [member] | Ceming GT [member]
Disclosure of risk management strategy related to hedge accounting [line items]
CVA and Other financial components (Note 15) - SELIC		(43)
Option / Call spread [member] | Ceming GT [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets		1,200
Book value [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets		4,594
CVA and Other financial components (Note 15) - SELIC		(4,821)
Derivative hedge instrument		(227)
Book value [member] | Ceming GT [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument		813
Book value [member] | Swap [member] | Ceming GT [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets		5,981
CVA and Other financial components (Note 15) - SELIC		(6,095)
Book value [member] | Option / Call spread [member] | Ceming GT [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets		927
Probable scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets	R$ 4,782
CVA and Other financial components (Note 15) - SELIC	(5,018)
Derivative hedge instrument	(236)
Probable scenario [member] | Ceming GT [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument		1,153
Probable scenario [member] | Swap [member] | Ceming GT [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets		5,934
CVA and Other financial components (Note 15) - SELIC		(5,977)
Probable scenario [member] | Option / Call spread [member] | Ceming GT [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets		1,196
Possible scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets	4,830
CVA and Other financial components (Note 15) - SELIC	(5,067)
Derivative hedge instrument	(237)
Possible scenario [member] | Depreciation of 25% on Brazil real [member] | Ceming GT [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument		(667)
Possible scenario [member] | Depreciation of 25% on Brazil real [member] | Swap [member] | Ceming GT [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets		4,875
CVA and Other financial components (Note 15) - SELIC		(6,130)
Possible scenario [member] | Depreciation of 25% on Brazil real [member] | Option / Call spread [member] | Ceming GT [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets		588
Remote scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets	4,878
CVA and Other financial components (Note 15) - SELIC	(5,117)
Derivative hedge instrument	R$ (239)
Remote scenario [member] | Depreciation of 50% on Brazil real [member] | Ceming GT [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument		(2,155)
Remote scenario [member] | Depreciation of 50% on Brazil real [member] | Swap [member] | Ceming GT [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets		3,921
CVA and Other financial components (Note 15) - SELIC		(6,269)
Remote scenario [member] | Depreciation of 50% on Brazil real [member] | Option / Call spread [member] | Ceming GT [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets		R$ 193